OTHER LIABILITIES - Schedule of Other Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Total other liabilities	£ 5,646	£ 5,391
Settlement balances
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Settlement balances	109	110
Lease liabilities
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Lease liabilities	1,260	1,411
Other creditors and accruals
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Other creditors and accruals	£ 4,277	£ 3,870